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                                  ROPES & GRAY
                            ONE INTERNATIONAL PLACE          ONE FRANKLIN SQUARE
                       BOSTON, MASSACHUSETTS 02110-2624      1301 K STREET, N.W.
30 KENNEDY PLAZA                (617) 951-7000                    SUITE 800 EAST
PROVIDENCE, RI 02903-2328     FAX: (617) 951-7050      WASHINGTON, DC 20005-3333
(401) 455-4400                                                    (202) 628-3900
FAX: (401) 455-4401                                          FAX: (202) 628-3961

                  WRITER'S DIRECT DIAL NUMBER: (617) 951-7516
                 WRITER'S E-MAIL ADDRESS: RCHANDA@ROPESGRAY.COM



                                  July 16, 2001



ELECTRONIC SUBMISSION -- VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:    Barr Rosenberg Series Trust (the "Trust");
             (File Nos. 33-21677 and 811-5547);
             Rule 497(j) Filing

Ladies and Gentlemen:

         This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"). I hereby certify on behalf of the Trust that the form of Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A relating to the AXA Rosenberg European Fund, which was filed by electronic transmission on July 11, 2001.

         If you have any questions regarding this filing, please do not hesitate to contact the undersigned.

                                                     Very truly yours,

                                                     /s/ RAJIB CHANDA

                                                     Rajib Chanda



cc:      Sara Ronan
         J.B. Kittredge, Jr., Esq.
         John B. McGinty, Jr. Esq.